Equity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends Payable [Line Items]
Stock-based compensation	$ 9	$ 7	$ 18	$ 16	$ 22	$ 28	$ 20
Dividends declared (in USD per share)	$ 0.06
Q3 2026 Common Stock Dividends
Dividends Payable [Line Items]
Dividends payable, declared	2026-08		2026-08
Dividends declared (in USD per share)	$ 0.06
Dividends payable, record	Aug. 27, 2026
Dividends payable, paid	Sep. 10, 2026